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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                        4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Jonathan Savitz,
                               managing member of
                  The General Partner of the Reporting Manager
                                 (914) 251-8200







                              /s/ Jonathan Savitz
                             ----------------------
                               Purchase, New York
                                  May 15, 2008



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       25

                     Form 13 F Information Table Value Total:

                              $455,759 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC

                                                                  FORM 13F INFORMATION TABLE

Column 1                        Column 2         Column 3   Column 4    Column 5          Column 6 Column 7         Column 8
                                                             VALUE       SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

AMR CORP                      NOTE 4.500% 2/1   001765BB1   17,760   18,500,000   PRN       Other     1    18,500,000
ARBINET THEXCHANGE INC        COM               03875P100    6,478    1,549,839    SH       Other     1     1,549,839
BEAR STEARNS COS INC          COM               073902108   10,490    1,000,000    SH       Other     1     1,000,000
CARMIKE CINEMAS INC           COM               143436400      514       50,000    SH       Other     1        50,000
CHARTER COMMUNICATIONS INC D  CL A              16117M107       85      100,000    SH       Other     1       100,000
COMCAST CORP NEW              CL A              20030N101      967       50,000    SH       Other     1        50,000
COMMERCIAL METALS CO          COM               201723103    2,511       83,800    SH       Other     1        83,800
CRYSTALLEX INTL CORP          COM               22942F101   22,998   10,127,600    SH       Other     1    10,127,600
DDI CORP                      COM 0.0001 NEW    233162502    5,463    1,177,275    SH       Other     1     1,177,275
GOLD RESV INC                 NOTE 5.500% 6/1   38068NAB4   22,250   25,000,000   PRN       Other     1    25,000,000
HANGER ORTHOPEDIC GROUP INC   COM NEW           41043F208   17,091    1,585,461    SH       Other     1     1,585,461
HD PARTNERS ACQUISITION CORP  *W EXP 06/01/201  40415K118        4      400,000    SH       Other     1       400,000
IBASIS INC                    COM NEW           450732201    8,354    2,037,440    SH       Other     1     2,037,440
IPCS INC                      COM NEW           44980Y305   35,884    1,536,769    SH       Other     1     1,536,769
ISHARES TR                    RUSSELL 2000      464287655  184,383    2,700,000    SH  PUT  Other     1     2,700,000
MIRANT CORP                   NEW COM           60467R100      204        5,610    SH       Other     1         5,610
NAVIOS MARITIME HOLDINGS INC  COM               Y62196103   16,720    1,801,700    SH       Other     1     1,801,700
NAVIOS MARITIME HOLDINGS INC  *W EXP 12/09/200  Y62196111    6,969    1,515,000    SH       Other     1     1,515,000
PARTICLE DRILLING TECHNOLOGI  COM               70212G101    6,477    3,338,855    SH       Other     1     3,338,855
PINNACLE AIRL CORP            NOTE 3.250% 2/1   723443AB3   29,782   33,605,000   PRN       Other     1    33,605,000
PROTECTION ONE INC            COM NEW           743663403    8,936      931,792    SH       Other     1       931,792
SKYWEST INC                   COM               830879102   23,946    1,133,800    SH       Other     1     1,133,800
VANTAGE ENERGY SERVICES INC   *W EXP 99/99/999  92209F110      723    1,225,000    SH       Other     1     1,225,000
VANTAGE ENERGY SERVICES INC   COM               92209F102    3,919      526,000    SH       Other     1       526,000
VONAGE HLDGS CORP             COM               92886T201   22,849   12,351,040    SH       Other     1    12,351,040
